SUPPLEMENT DATED OCTOBER 7, 2015
TO

PROSPECTUSES DATED MAY 2, 2011
FOR MASTERS CHOICE II NY, MASTERS EXTRA II NY, MASTERS FLEX II NY AND
MASTERS I SHARE NY

PROSPECTUSES DATED APRIL 29, 2011
 FOR MASTERS ACCESS NY, MASTERS CHOICE NY, MASTERS EXTRA NY AND
MASTERS FLEX NY

PROSPECTUSES DATED MAY 1, 2007
FOR MASTERS REWARD NY AND MASTERS SELECT NY

 ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT C

This supplement contains information regarding a change to the investment adviser for the Fidelity Freedom Portfolios (the "Portfolios").

On October 1, 2015, FMR Co., Inc. became the investment adviser for the Portfolios. Any reference to Strategic Advisers, Inc. in the prospectus is replaced with FMR Co., Inc.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.